Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other receivables
Schedule of trade and other receivables

	Year Ended
	December 31,
(in thousands of €)	2020	2019	2018
Trade receivable	€234	€22,580	€214
Interest receivable	809	2,081	556
Other receivable	4,644	3,454	2,116
	€5,687	€28,115	€2,886